Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Common Units	Class D	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 6,122	$ 6,810	$ 0	$ (815)	$ 127	$ 0
Net income	1,291	672	0	619	0	0
Other comprehensive income (loss)	20	0	0	0	20	0
Cash distributions	(1,440)	(1,056)	0	(384)	0	0
Distributions to The Williams Companies, Inc - net	(16)	0	0	(16)	0	0
Partners' Capital Account, Sale of Units	2,559	2,559	0	0	0	0
Issuances of common units related to acquisitions	1,044	1,044	0	0	0	0
Issuances Of Common Units In Common Control Transactions	7	345	0	(338)	0	0
Contributions from general partner	93	0	0	93	0	0
Proceeds from (Payments to) Noncontrolling Interests	14	0	0	0	0	14
Other	(3)	(2)	0	(1)	0	0
Stockholders' Equity, Period Increase (Decrease)	3,569	3,562	0	(27)	20	14
Ending Balance at Dec. 31, 2012	9,691	10,372	0	(842)	147	14
Net income	1,119	660	0	456	0	3
Other comprehensive income (loss)	(55)	0	0	0	(55)	0
Cash distributions	(1,846)	(1,422)	0	(424)	0	0
Distributions to The Williams Companies, Inc - net	221	0	0	221	0	0
Partners' Capital Account, Sale of Units	1,962	1,962	0	0	0	0
Contributions from general partner	78	0	0	78	0	0
Proceeds from (Payments to) Noncontrolling Interests	398	0	0	0	0	398
Other	(1)	24	0	(25)	0	0
Stockholders' Equity, Period Increase (Decrease)	1,876	1,224	0	306	(55)	401
Ending Balance at Dec. 31, 2013	11,567	11,596	0	(536)	92	415
Net income	1,284	354	62	772	0	96
Other comprehensive income (loss)	(90)	0	0	0	(90)	0
Cash distributions	(2,448)	(1,706)	0	(742)	0	0
Distributions to The Williams Companies, Inc - net	18,205	0	0	10,703	0	7,502
Partners' Capital Account, Sale of Units	55	55	0	0	0	0
Issuance of Class D units in common control transaction	0	0	1,017	(1,017)	0	0
Beneficial conversion feature of Class D units	0	117	(117)	0	0	0
Amortization of beneficial conversion feature of Class D units	0	(49)	49	0	0	0
Contributions from general partner	13	0	0	13	0	0
Proceeds from (Payments to) Noncontrolling Interests	334	0	0	0	0	334
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(243)	0	0	0	0	(243)
Other	8	0	0	21	0	(13)
Stockholders' Equity, Period Increase (Decrease)	17,118	(1,229)	1,011	9,750	(90)	7,676
Ending Balance at Dec. 31, 2014	$ 28,685	$ 10,367	$ 1,011	$ 9,214	$ 2	$ 8,091